Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Short-term lease	12 months
Right-of-use assets or lease liabilities
Material contingencies